Segment Information (Tables)	12 Months Ended
Jul. 31, 2014
Segment Reporting [Abstract]
Segment Information
	2014	2013
Identifiable Assets

Canada	$3,719,760	$2,825,894
United States	1,802,697	2,026,969
Total	$5,522,457	$4,852,863